Fair Value Measurements (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Recurring Basis Significant other observable inputs (Level 2) CNY	Dec. 31, 2013 Recurring Basis Significant other observable inputs (Level 2) CNY	Dec. 31, 2014 Recurring Basis Total fair value and carrying value on balance sheet CNY	Dec. 31, 2013 Recurring Basis Total fair value and carrying value on balance sheet CNY
Assets measured on recurring basis
Cash equivalents				196,810	232,458	196,810	232,458
Short-term deposits	38,595	239,466	336,299	239,466	336,299	239,466	336,299
Available-for-sale securities				15,715	5,233	15,715	5,233